Inventories - Schedule of Inventory (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Total current inventories	$ 17,641	$ 18,596
Ore in stockpiles
Inventories
Total current inventories	5,943	4,194
Tailings
Inventories
Total current inventories	2,616
Gold-in-circuit inventory
Inventories
Total current inventories	4,451	8,638
Refined precious metals
Inventories
Total current inventories	37	1,113
Supplies and other
Inventories
Total current inventories	$ 4,594	$ 4,651